4. Depreciation, Bad Debt and Other Provisions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015 [1]
Depreciation Bad Debt And Other Provisions Details
Depreciation of property and equipment	$ 3,574	$ 3,229	$ 3,160
Bad debt and other provisions	63,954	0	9,814
Total depreciation, bad debt and other provisions	$ 67,528	$ 3,229	$ 12,974

[1]	Restated for discontinued operations (see note 9 - Discontinued Operations).